Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of the Provision for Income Taxes

Significant components of the provision for income tax are as follows:

	For the years ended December 31,
	2023	2024	2025
Domestic
Hong Kong profits tax:
– Current year	$1,408,470	$72,280	$—
– Tax reduction	(1,154)	—	—
– Under (Over) provision for prior years	(25,587)	(430,964)	1,728
Income tax expenses (benefit)	$1,381,729	$(358,684)	$1,728

Schedule of Reconciliation of Effective Income Tax Rate	As previously disclosed for the years ended December 31, 2023 and 2024, prior to the adoption of ASU 2023-09, a reconciliations of the differences between the Hong Kong statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the years ended December 31,
	2023	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	(0.30)%	0.26%
– Non-deductible expenses	7.31%	(17.90)%
– Temporary difference not recognized	0.34%	(0.09)%
– Tax reduction	(0.02)%	—%
– Income tax at concessionary rate	(0.35)%	0.41%
– Tax losses not recognized	—%	(0.52)%
– Under/over provision for prior years	(0.43)%	8.32%
– Others	—%	(0.05)%
Effective tax rate	23.05%	6.93%

A reconciliation of the Hong Kong statutory income tax rate of 16.5% to the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31, 2025
Loss before provision for income tax	(15,211,452)
Hong Kong income tax rate	(2,509,890)	16.50%
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong	2,567,236	(16.88)%
Other nontaxable or nondeductible items, net	(36,777)	0.24%
Temporary differences not recognized	(20,569)	0.14%
Under provision in prior years	1,728	(0.01)%
	1,728	(0.01)%

Schedule of Income (Loss) Before Provision For Income Tax

Income (loss) before provision for income tax were generated in the following jurisdictions:

For the year ended December 31, 2025
Domestic component
Hong Kong	347,556
Foreign components
BVI	(29,613)
Cayman	(15,529,395)
Total	(15,211,452)

Schedule of Net Deferred Tax Asset

Significant components of the Company’s net deferred tax asset were as follows:

	As of December 31,
	2024	2025
Deferred tax asset
Net operating loss carryforwards	$27,143	$27,143
Total deferred tax asset	27,143	27,143
Valuation allowance	(27,143)	(27,143)
Total	$—	$—